Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Exploration and evaluation assets	$ 94,272	$ 17,579
Property, plant and equipment	179,649	178,983
Deferred tax asset	153	202
Total non-current assets	274,074	196,764
Income tax receivable	1,120	40
Inventories	20,304	18,334
Derivative financial assets	88	440
Trade and other receivables	9,952	9,185
Prepayments	2,538	3,693
Cash and cash equivalents	6,708	6,735
Assets held for sale	13,519	0
Total current assets	54,229	38,427
Total assets	328,303	235,191
Equity and liabilities
Share capital	165,068	83,471
Reserves	137,819	137,801
Retained loss	(63,172)	(50,222)
Equity attributable to shareholders	239,715	171,050
Non-controlling interests	24,477	22,409
Total equity	264,192	193,459
Liabilities
Deferred tax liabilities	6,131	5,123
Provisions	10,985	2,958
Loan notes - long term portion	6,447	0
Cash-settled share-based payment - long term portion	374	1,029
Lease liabilities - long term portion	41	181
Total non-current liabilities	23,978	9,291
Cash-settled share-based payment - short term portion	920	1,188
Income tax payable	10	1,324
Lease liabilities - short term portion	167	132
Loan notes - short term portion	665	7,104
Trade and other payables	20,503	17,454
Overdraft and term loans	17,740	5,239
Liabilities associated with assets held for sale	128	0
Total current liabilities	40,133	32,441
Total liabilities	64,111	41,732
Total equity and liabilities	$ 328,303	$ 235,191